Note 17 - Earnings (Loss) Per Share (Q2) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Anti-dilutive securities	68,519,676	126,545,367	46,027,476	159,810,830
Stock Options
Anti-dilutive securities	34,168,385	32,183,385	34,303,385	31,703,385
Preferred Stock Conversion
Anti-dilutive securities	17,500,000	0
Warrants
Anti-dilutive securities	9,374,091	68,357,635	9,474,091	103,994,927
Convertible Promissory Notes
Anti-dilutive securities	5,227,200	26,004,347
Short Term Notes Payable
Anti-dilutive securities	2,250,000	0